CONTRACT LIABILITY	12 Months Ended
Jun. 30, 2024
CONTRACT LIABILITY

14. CONTRACT LIABILITY

The Company’s contract liability is deferred revenue which relates to revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) which amounted to $89,976 (June 30, 2023 – $138,918). Details of the Company’s contract liability is noted as follows:

	June 30, 2024	June 30, 2023

Opening balance	$138,918	$185,696
Additions	-	-
Changes in exchange rates	4,072	5,457
Revenue recognized from contract liability	(53,014)	(52,235)

Ending balance	$89,976	$138,918

Current portion	$53,927	$52,166
Long-term portion	36,049	86,752